Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Operating Results of ETS, Classified as Discontinued Operations in Consolidated Statements of Operations

The operating results of ETS that are classified as discontinued operations in our consolidated statements of operations are summarized in the following table (in thousands):

Year Ended December 31, 2009
Net sales	$13,450

Pre-tax income	6,590
Income tax provision	(6,909)

Net income (loss)	$(319)